PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5: -	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:

Computers, software and related equipment	$1,365	$1,371
Laboratory equipment and office furniture	3,538	5,808
Leasehold improvements	2,316	2,536

	7,219	9,715
Accumulated depreciation:

Computers, software and related equipment	1,152	1,166
Laboratory equipment and office furniture	2,821	4,247
Leasehold improvements	908	930

	4,881	6,343

Depreciated cost	$2,338	$3,372

During 2019 and 2018 total cost of $ 2,698 and $ 87, respectively and total accumulated depreciation of $ 2,451 and $ 33, respectively were disposed from the consolidated balance sheets.

For the years ended December 31, 2019, 2018 and 2017, depreciation expenses were approximately $ 989, $ 1,394 and $ 1,593, respectively.